Non-current assets held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets and liabilities held for sale [Line Items]
Property, plant and equipment	$ 100,238	$ 104,719
Intangible assets	9,646	9,991	$ 10,200
Investments in joint ventures	12,291	12,435
Loans	1,961	1,942
Cash and cash equivalents	39,204	33,030	$ 29,195	$ 30,681
Trade and other receivables	27,127	31,123
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	4,081	151
Trade and other current payables	(58,411)	(61,155)
Lease liabilities	(12,000)	(11,121)
Current finance debt	(4,474)	(3,284)
Current provisions	(3,600)	(4,418)
Defined benefit pension plan and other post-employment benefit plan deficits	(4,873)	(5,456)
Liabilities included in disposal groups classified as held for sale	(1,105)	(62)
Non-current assets held for sale [member]
Assets and liabilities held for sale [Line Items]
Property, plant and equipment	1,981	49
Intangible assets	333	3
Investments in joint ventures	1,182	0
Loans	0	1
Cash and cash equivalents	65	0
Trade and other receivables	520	98
Trade and other current payables	(264)	(1)
Lease liabilities	(58)	(40)
Current finance debt	(720)	0
Current provisions	(63)	(10)
Defined benefit pension plan and other post-employment benefit plan deficits	$ 0	$ (11)